Lease Obligations (Supplemental Cash Flow) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Operating cash flows from operating leases	$ 47.3	$ 40.7
Operating cash flows from finance leases	0.1	0.2
Financing cash flows from finance leases	2.4	2.7
Right-of-use assets obtained in exchange for new operating lease liabilities	43.6	40.7
Right-of-use assets obtained in exchange for new finance lease liabilities	$ 1.8	$ 2.1